GAIN ON SALE OF ASSETS (Details) $ in Thousands	1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) vessel	Feb. 28, 2022 USD ($) vessel	Oct. 31, 2021 USD ($) vessel	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel									3	1
Cash consideration					$ 37,200
Gain from sale of vessels								$ 34,185	$ 9,788	$ 0
Panamax Vessel
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel				3	2
Cash consideration		$ 14,600		$ 52,000
Gain from sale of vessels	$ 2,800						$ 9,500
Ultramax Vessel
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel			2
Cash consideration			$ 63,000
Gain from sale of vessels						$ 21,900
Golden Opportunity
Property, Plant and Equipment [Line Items]
Gain from sale of vessels					$ 4,900
Golden Endurer
Property, Plant and Equipment [Line Items]
Gain from sale of vessels					$ 4,900